Accrued Expenses - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 2,643	$ 1,067
Accrued loan interest	10,468	9,838
Accrued legal and professional fees	1,226	2,300
Total accrued expenses	$ 14,337	$ 13,205